Pension Plans	6 Months Ended
Sep. 30, 2021
Retirement Benefits [Abstract]
Pension Plans
16.	Pension Plans
The Company and certain subsidiaries have contributory and
non-contributory
pension plans covering substantially all of their employees. Those contributory funded pension plans include defined benefit pension plans and defined contribution pension plans. Under the plans, employees are entitled to lump-sum
payments at the time of termination of their employment or pension payments. Defined benefit pension plans consist of a plan of which the amounts of such payments are determined on the basis of length of service and remuneration at the time of termination and a cash balance plan.
The Company and certain subsidiaries’ funding policy is to contribute annually the amounts actuarially determined. Assets of the plans are invested primarily in debt securities and marketable equity securities.
Net periodic pension cost for the six months ended September 30, 2020 and 2021 consists of the following:

	Millions of yen
	Six months ended September 30, 2020	Six months ended September 30, 2021
Japanese plans:
Service cost	¥2,829	¥3,023
Interest cost	346	419
Expected return on plan assets	(1,213)	(1,331)
Amortization of prior service credit	(89)	(33)
Amortization of net actuarial loss	660	206
Amortization of transition obligation	0	0

Net periodic pension cost	¥2,533	¥2,284

	Millions of yen
	Six months ended September 30, 2020	Six months ended September 30, 2021
Overseas plans:
Service cost	¥1,626	¥1,974
Interest cost	827	659
Expected return on plan assets	(1,773)	(2,093)
Amortization of prior service credit	(147)	(168)
Amortization of net actuarial loss	137	255
Amortization of transition obligation	1	1

Net periodic pension cost	¥671	¥628

Note:
The components of net periodic pension cost other than the service cost component are included in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.

Net periodic pension cost for the three months ended September 30, 2020 and 2021 consists of the following:

	Millions of yen
	Three months ended September 30, 2020	Three months ended September 30, 2021
Japanese plans:
Service cost	¥1,409	¥1,517
Interest cost	173	198
Expected return on plan assets	(606)	(665)
Amortization of prior service credit	(45)	(17)
Amortization of net actuarial loss	331	97
Amortization of transition obligation	0	0

Net periodic pension cost	¥1,262	¥1,130

	Millions of yen
	Three months ended September 30, 2020	Three months ended September 30, 2021
Overseas plans:
Service cost	¥833	¥976
Interest cost	420	328
Expected return on plan assets	(903)	(1,041)
Amortization of prior service credit	(75)	(84)
Amortization of net actuarial loss	69	127
Amortization of transition obligation	1	1

Net periodic pension cost	¥345	¥307

Note:
The components of net periodic pension cost other than the service cost component are included in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.